SEGMENTS (Details 4) (USD $) In Millions, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014
Revenues From External Customers And Long Lived Assets [Line Items]
Property, plant and equipment, net	$ 6,349	$ 6,535